Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Financial Information [Abstract]
Interest	$ 4,099	$ 4,302	$ 3,714
Income taxes, net of refunds	$ 1,532	$ 1,985	$ 458